UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – Intermediate Bond Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 27	0.52% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,804,829,640
Total number of portfolio holdings	1,071
Portfolio turnover for the reporting period	109%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	31%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	2.0%
Interest Rate Risk	63.3%
Short
Credit Risk	2.1%
Interest Rate Risk	55.8%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – Intermediate Bond Fund | Class 1

|

SSR7012_01_12_D01_(08/25)

Columbia Variable Portfolio – Intermediate Bond Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 39	0.77% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,804,829,640
Total number of portfolio holdings	1,071
Portfolio turnover for the reporting period	109%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	31%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	2.0%
Interest Rate Risk	63.3%
Short
Credit Risk	2.1%
Interest Rate Risk	55.8%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – Intermediate Bond Fund | Class 2

|

SSR7012_02_12_D01_(08/25)

Columbia Variable Portfolio – Intermediate Bond Fund
Class 3
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 33	0.64% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,804,829,640
Total number of portfolio holdings	1,071
Portfolio turnover for the reporting period	109%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	31%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	2.0%
Interest Rate Risk	63.3%
Short
Credit Risk	2.1%
Interest Rate Risk	55.8%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – Intermediate Bond Fund | Class 3

|

SSR7012_03_12_D01_(08/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Intermediate Bond Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Intermediate Bond Fund | 2025

Portfolio of Investments
June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	81,150	76,954
Total Asset-Backed Securities — Agency (Cost $82,118)			76,954

Asset-Backed Securities - Non-Agency 15.4%

ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	1,320,329	1,334,252
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	2,496,632	2,503,554
Affirm Asset Securitization Trust(a)
Series 2023-B Class 1A
09/15/2028	6.820%	16,600,000	16,688,425
Series 2023-B Class A
09/15/2028	6.820%	11,700,000	11,762,324
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	10,000,000	10,064,753
Apidos CLO XII(a),(b)
Series 2013-12A Class ARR
3-month Term SOFR + 1.080% Floor 1.080% 04/15/2031	5.336%	6,731,224	6,734,004
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.336%	2,994,085	2,993,226
ASP WHCO Participation LP(a),(b),(c),(d)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	16,300,000	16,300,000
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	5.350%	6,837,682	6,837,709
Carvana Auto Receivables Trust(a)
Series 2023-N3 Class A
09/10/2027	6.410%	685,504	686,710
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	6.141%	21,000,000	21,020,769
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	2,256,673	2,257,455
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	5.488%	3,893,175	3,895,285
EDGEX Issuer Trust(a)
Series 2025-1NN Class A
01/15/2031	5.410%	11,062,500	11,063,920
EDGEX Issuer Trust(a),(e)
Series 2025-1NN Class CERT
01/15/2031	0.000%	4,000,000	3,912,134
Exeter Automobile Receivables Trust
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	600,724	601,235
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	11,496,984	11,538,900
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	6,111,011	6,162,322
Series 2024-4A Class A2
12/17/2029	4.430%	4,575,727	4,576,170
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A2
06/25/2059	5.880%	3,542,811	3,582,774
Lendbuzz Securitization Trust(a)
Series 2025-2A Class A2
05/15/2030	5.180%	5,700,000	5,711,740
Marlette Funding Trust(a)
Subordinated Series 2022-2A Class C
08/15/2032	6.140%	1,110,509	1,111,528
Subordinated Series 2023-1A Class C
04/15/2033	7.200%	5,735,000	5,766,559
MPOWER Education Trust(a)
Series 2025-A Class A
07/21/2042	6.620%	3,266,459	3,271,322
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	2,669,612	2,680,973
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	5.931%	20,375,000	20,389,303
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% Floor 0.960% 04/16/2031	5.482%	8,470,860	8,472,436
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month Term SOFR + 1.712% Floor 1.450% 01/22/2030	5.984%	45,625,000	45,687,552
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	3,759,683	3,760,408
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	10,018,549	9,742,721
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	6,349,271	6,368,685
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	6,577,179	6,634,104
Subordinated Series 2024-10 Class C
06/15/2032	5.992%	10,149,140	10,218,166
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	6,945,330	7,003,161
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	6,953,494	7,049,403
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	8,056,240	8,070,154
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	6,442,117	6,462,555
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	7,836,801	7,847,156
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	6,056,881	6,068,057
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	5,607,706	5,674,940
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	6,285,431	6,359,601
Pagaya AI Debt Trust(a)
Series 2024-2 Class A
08/15/2031	6.319%	1,296,123	1,308,463
Series 2024-3 Class A
10/15/2031	6.258%	2,763,733	2,780,212
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	20,612	20,634
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	3,615,126	3,627,296
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	6,187,622	6,217,345
Subordinated Series 2023-7 Class B
07/15/2031	7.549%	590,861	591,468
Subordinated Series 2023-7 Class C
07/15/2031	8.798%	6,147,988	6,210,790
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	7,490,496	7,571,905
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	3,742,892	3,773,432
PAGAYA AI Debt Trust(a),(f)
Subordinated Series 2022-3 Class AB
03/15/2030	8.050%	1,806	1,808
Palmer Square Loan Funding Ltd.(a),(b)
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	6.056%	11,000,000	11,000,033
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	1,588,931	1,593,876
Series 2024-2A Class A
07/15/2031	5.880%	4,531,152	4,543,123
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	6,947,243	7,008,660
Series 2024-3A Class A
03/25/2033	5.281%	8,711,001	8,747,323
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	2,221,003	2,172,605
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	5,005,485	5,047,809
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	1,208,676	1,210,981
Santander Drive Auto Receivables Trust
Series 2024-5 Class A2
09/15/2027	4.880%	2,634,485	2,634,157
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month Term SOFR + 1.632% Floor 1.370% 01/15/2030	5.888%	11,171,429	11,179,997
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upland CLO Ltd.(a),(b)
Series 2016-1A Class A1AR
3-month Term SOFR + 1.282% Floor 1.020% 04/20/2031	5.551%	4,257,848	4,265,035
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	6,808	6,799
Upstart Securitization Trust(a)
Series 2023-2 Class A
06/20/2033	6.770%	271,980	272,200
Series 2024-1 Class A
11/20/2034	5.330%	4,729,017	4,737,661
Upstart Securitization Trust(a),(c),(d)
Series 2025-2 Class A2
06/20/2035	5.220%	5,500,000	5,503,850
Total Asset-Backed Securities — Non-Agency (Cost $430,068,786)			430,893,907

Commercial Mortgage-Backed Securities - Non-Agency 1.7%

BX Commercial Mortgage Trust(a),(b)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	5.635%	5,600,000	5,570,236
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,735,000	14,515,537
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,815,000	3,105,675
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	16,000,000	7,040,000
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	272,873
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	7.176%	4,150,000	3,894,059
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.577%	9,150,000	9,069,938
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class C
1-month Term SOFR + 1.372% Floor 1.200% 12/15/2034	5.684%	9,000,000	5,409,910
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $73,601,253)			48,878,228

Convertible Bonds 0.0%

Electric 0.0%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	1,419,000	1,355,143
Total Convertible Bonds (Cost $1,360,944)			1,355,143

Corporate Bonds & Notes 27.3%

Aerospace & Defense 1.3%
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	212,000	218,096
BAE Systems PLC(a)
03/26/2029	5.125%	3,832,000	3,926,424
02/15/2031	1.900%	3,120,000	2,710,068
Boeing Co. (The)
08/01/2059	3.950%	9,990,000	6,821,279
Bombardier, Inc.(a)
07/01/2031	7.250%	208,000	218,205
06/01/2032	7.000%	209,000	217,736
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,447,000	2,516,061
Northrop Grumman Corp.
02/01/2027	3.200%	1,554,000	1,529,898
Raytheon Technologies Corp.
03/15/2027	3.500%	10,223,000	10,101,880
03/15/2032	2.375%	3,695,000	3,215,851
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	174,000	185,094
11/15/2030	9.750%	224,000	247,365
TransDigm, Inc.(a)
08/15/2028	6.750%	527,000	538,243
03/01/2029	6.375%	678,000	697,192
03/01/2032	6.625%	843,000	873,134
01/15/2033	6.000%	310,000	311,738
05/31/2033	6.375%	1,114,000	1,119,213
Total			35,447,477
Airlines 0.0%
American Airlines, Inc.(a)
05/15/2029	8.500%	364,000	381,407
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	951,779	954,000
Total			1,335,407
Automotive 0.1%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	317,000	316,583
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	392,000	407,617
IHO Verwaltungs GmbH(a),(g)
11/15/2030	7.750%	312,000	320,059
11/15/2032	8.000%	755,000	770,716
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	440,000	430,049
04/23/2032	6.875%	962,000	888,639
Total			3,133,663
Banking 5.3%
Ally Financial, Inc.(h)
Subordinated
01/17/2040	6.646%	218,000	214,227
Bank of America Corp.(h)
07/21/2032	2.299%	6,716,000	5,851,765
10/20/2032	2.572%	24,168,000	21,273,579
02/04/2033	2.972%	10,000,000	8,953,074
Subordinated
09/21/2036	2.482%	673,000	570,442
Citigroup, Inc.(h)
06/03/2031	2.572%	5,290,000	4,797,050
01/25/2033	3.057%	17,766,000	15,884,086
Goldman Sachs Group, Inc. (The)(h)
04/23/2031	5.218%	11,646,000	11,942,095
HSBC Holdings PLC(h)
05/13/2031	5.240%	6,369,000	6,486,926
05/24/2032	2.804%	4,326,000	3,841,548
05/13/2036	5.790%	1,117,000	1,149,544
JPMorgan Chase & Co.(h)
07/22/2030	4.995%	19,182,000	19,529,696
10/22/2030	4.603%	49,000	49,172
01/24/2031	5.140%	256,000	262,617
04/22/2031	5.103%	2,263,000	2,319,043
11/08/2032	2.545%	5,000,000	4,401,438
Morgan Stanley(h)
10/18/2030	4.654%	14,096,000	14,125,119
04/17/2031	5.192%	7,606,000	7,799,355
Subordinated
09/16/2036	2.484%	8,623,000	7,325,802
PNC Financial Services Group, Inc. (The)(h)
10/20/2034	6.875%	1,658,000	1,852,803
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Canada(h)
10/18/2030	4.650%	3,766,000	3,773,517
02/04/2031	5.153%	2,114,000	2,157,169
US Bancorp(h)
06/12/2034	5.836%	2,951,000	3,099,089
Wells Fargo & Co.(h)
01/24/2031	5.244%	238,000	244,148
Total			147,903,304
Brokerage/Asset Managers/Exchanges 0.2%
AG Issuer LLC(a)
03/01/2028	6.250%	699,000	700,722
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	807,000	836,122
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	590,000	648,212
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	734,000	742,792
Focus Financial Partners LLC(a)
09/15/2031	6.750%	520,000	530,940
Hightower Holding LLC(a)
04/15/2029	6.750%	764,000	761,447
01/31/2030	9.125%	803,000	853,976
Total			5,074,211
Building Materials 0.2%
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	134,000	135,174
07/31/2032	6.125%	226,000	229,760
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	983,000	1,011,437
03/01/2033	6.750%	736,000	759,206
QXO Building Products, Inc.(a)
04/30/2032	6.750%	610,000	629,779
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	213,000	218,054
Standard Industries, Inc.(a)
01/15/2028	4.750%	330,000	326,530
White Cap Buyer LLC(a)
10/15/2028	6.875%	1,312,000	1,309,726
Total			4,619,666
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	1,137,000	1,133,116
02/01/2028	5.000%	687,000	680,726
03/01/2030	4.750%	1,262,000	1,223,205
08/15/2030	4.500%	823,000	784,411
02/01/2031	4.250%	481,000	448,855
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/01/2032	4.750%	552,000	523,258
01/15/2034	4.250%	721,000	641,697
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	1,369,000	1,274,084
Charter Communications Operating LLC
12/01/2061	4.400%	4,780,000	3,352,674
Comcast Corp.
03/01/2026	3.150%	5,896,000	5,845,577
CSC Holdings LLC(a)
02/01/2028	5.375%	789,000	722,520
02/01/2029	6.500%	341,000	277,116
01/15/2030	5.750%	453,000	224,234
12/01/2030	4.125%	830,000	588,947
12/01/2030	4.625%	752,000	349,753
11/15/2031	5.000%	244,000	113,542
DISH DBS Corp.
07/01/2026	7.750%	289,000	256,725
07/01/2028	7.375%	71,000	51,273
06/01/2029	5.125%	113,000	75,308
DISH DBS Corp.(a)
12/01/2026	5.250%	230,000	208,782
12/01/2028	5.750%	406,000	351,801
DISH Network Corp.(a)
11/15/2027	11.750%	1,488,000	1,532,038
EchoStar Corp.
11/30/2029	10.750%	686,893	706,187
EchoStar Corp.(g)
11/30/2030	6.750%	569,315	520,763
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	217,000	213,007
08/01/2027	5.000%	1,269,000	1,258,181
07/01/2030	4.125%	192,000	176,559
Virgin Media Finance PLC(a)
07/15/2030	5.000%	513,000	468,608
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,029,000	913,868
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	479,000	416,592
Ziggo BV(a)
01/15/2030	4.875%	423,000	395,082
Total			25,728,489
Chemicals 0.5%
Ashland LLC(a)
09/01/2031	3.375%	870,000	772,633
Avient Corp.(a)
08/01/2030	7.125%	208,000	214,455
11/01/2031	6.250%	209,000	210,653
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	303,000	319,328
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	166,000	164,919
Celanese US Holdings LLC
04/15/2030	6.500%	50,000	51,154
07/15/2032	6.629%	63,000	65,844
04/15/2033	6.750%	764,000	771,844
11/15/2033	7.200%	398,000	422,698
Element Solutions, Inc.(a)
09/01/2028	3.875%	620,000	599,787
HB Fuller Co.
10/15/2028	4.250%	449,000	434,377
Herens Holdco Sarl(a)
05/15/2028	4.750%	767,000	688,523
INEOS Finance PLC(a)
04/15/2029	7.500%	849,000	851,465
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	1,022,000	1,035,231
Ingevity Corp.(a)
11/01/2028	3.875%	269,000	256,333
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	886,675	895,542
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	591,000	562,468
11/15/2028	9.750%	1,073,000	1,129,813
10/01/2029	6.250%	635,000	606,219
06/15/2031	7.250%	1,031,000	1,051,920
Tronox, Inc.(a)
03/15/2029	4.625%	113,000	97,471
WR Grace Holdings LLC(a)
06/15/2027	4.875%	547,000	542,796
08/15/2029	5.625%	1,360,000	1,231,175
03/01/2031	7.375%	275,000	281,651
Total			13,258,299
Construction Machinery 0.2%
Caterpillar, Inc.
05/15/2035	5.200%	3,060,000	3,118,547
Herc Holdings, Inc.(a)
07/15/2027	5.500%	343,000	342,862
06/15/2030	7.000%	480,000	502,559
06/15/2033	7.250%	1,195,000	1,252,390
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	319,000	327,320
03/15/2031	7.750%	176,000	185,051
Total			5,728,729
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	408,000	390,581
12/01/2028	6.125%	1,276,000	1,174,306
Match Group Holdings II LLC(a)
10/01/2031	3.625%	42,000	37,516
Match Group, Inc.(a)
06/01/2028	4.625%	883,000	861,219
Total			2,463,622
Consumer Products 0.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	730,000	598,642
Newell Brands, Inc.(a)
06/01/2028	8.500%	72,000	75,820
Newell Brands, Inc.
05/15/2030	6.375%	402,000	390,934
05/15/2032	6.625%	549,000	525,152
Opal Bidco SAS(a)
03/31/2032	6.500%	266,000	271,130
Whirlpool Corp.
06/15/2030	6.125%	109,000	110,008
06/15/2033	6.500%	114,000	114,356
Total			2,086,042
Diversified Manufacturing 0.3%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	41,000	41,654
Chart Industries, Inc.(a)
01/01/2030	7.500%	234,000	245,093
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	854,000	873,900
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	238,000	246,393
Esab Corp.(a)
04/15/2029	6.250%	180,000	184,360
Gates Corp. (The)(a)
07/01/2029	6.875%	312,000	323,941
Madison IAQ LLC(a)
06/30/2029	5.875%	674,000	662,305
Resideo Funding, Inc.(a)
09/01/2029	4.000%	383,000	362,010
07/15/2032	6.500%	235,000	240,885
Siemens Funding BV(a)
05/28/2030	4.600%	4,004,000	4,047,458
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	86,000	88,867
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	237,000	239,809
03/15/2029	6.375%	331,000	340,805
03/15/2032	6.625%	425,000	441,711
Total			8,339,191
Electric 1.5%
AEP Texas, Inc.
01/15/2050	3.450%	5,325,000	3,632,680
Alpha Generation LLC(a)
10/15/2032	6.750%	133,000	137,230
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	430,000	429,931
Calpine Corp.(a)
02/15/2028	4.500%	329,000	326,004
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	447,000	441,238
02/15/2031	3.750%	674,000	618,668
01/15/2032	3.750%	397,000	356,063
Dominion Energy, Inc.
03/15/2035	5.450%	3,486,000	3,516,890
DTE Energy Co.
07/01/2027	4.950%	5,345,000	5,408,492
Edison International
11/15/2028	5.250%	4,956,000	4,901,358
FirstEnergy Corp.
03/01/2050	3.400%	1,926,000	1,307,683
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	238,000	222,200
Long Ridge Energy LLC(a)
02/15/2032	8.750%	487,000	505,996
NextEra Energy Capital Holdings, Inc.
03/15/2035	5.450%	7,960,000	8,120,177
NextEra Energy Operating Partners LP(a)
01/15/2029	7.250%	754,000	773,015
NRG Energy, Inc.(a)
07/15/2029	5.750%	34,000	34,043
02/15/2031	3.625%	791,000	728,252
02/01/2033	6.000%	327,000	330,283
11/01/2034	6.250%	425,000	433,826
Pacific Gas and Electric Co.
07/01/2050	4.950%	6,250,000	5,036,349
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	229,000	221,689
PG&E Corp.(h)
03/15/2055	7.375%	317,000	300,666
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	551,000	545,340
01/15/2030	4.750%	650,000	622,534
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	222,000	221,920
05/01/2029	4.375%	1,403,000	1,367,094
10/15/2031	7.750%	835,000	887,189
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	554,000	591,697
03/15/2033	8.625%	665,000	712,952
Total			42,731,459
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	393,000	410,797
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	528,000	549,136
Total			959,933
Finance Companies 0.4%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	513,000	529,419
04/15/2029	6.875%	344,000	355,509
03/15/2030	5.875%	326,000	327,964
Navient Corp.
03/15/2029	5.500%	582,000	570,142
03/15/2031	11.500%	361,000	408,854
08/01/2033	5.625%	1,258,000	1,155,459
OneMain Finance Corp.
05/15/2029	6.625%	801,000	823,733
03/15/2030	7.875%	200,000	212,454
09/15/2030	4.000%	356,000	328,431
05/15/2031	7.500%	414,000	432,585
03/15/2032	6.750%	700,000	713,590
09/15/2032	7.125%	464,000	480,325
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	1,168,000	1,228,212
Rocket Cos, Inc.(a)
08/01/2030	6.125%	276,000	281,264
08/01/2033	6.375%	351,000	359,213
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	1,222,000	1,092,861
United Wholesale Mortgage LLC(a)
11/15/2025	5.500%	283,000	282,831
06/15/2027	5.750%	251,000	250,385
04/15/2029	5.500%	607,000	589,858
UWM Holdings LLC(a)
02/01/2030	6.625%	679,000	679,893
Total			11,102,982
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.3%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,513,000	1,518,103
05/15/2048	5.300%	12,645,000	11,137,373
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	8,016,000	7,989,694
Chobani Holdco II LLC(a),(g)
10/01/2029	8.750%	764,014	819,252
Constellation Brands, Inc.
08/01/2029	3.150%	2,223,000	2,111,870
General Mills, Inc.
01/30/2027	4.700%	2,685,000	2,700,361
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	230,000	219,295
Mars, Inc.(a)
03/01/2035	5.200%	7,420,000	7,507,350
Performance Food Group, Inc.(a)
09/15/2032	6.125%	107,000	109,538
Post Holdings, Inc.(a)
09/15/2031	4.500%	689,000	640,120
02/15/2032	6.250%	169,000	173,846
10/15/2034	6.250%	198,000	199,673
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	537,000	541,002
04/30/2029	4.375%	562,000	545,043
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	732,000	692,573
US Foods, Inc.(a)
06/01/2030	4.625%	560,000	545,435
01/15/2032	7.250%	307,000	322,987
Total			37,773,515
Gaming 0.2%
Boyd Gaming Corp.
12/01/2027	4.750%	326,000	323,645
Boyd Gaming Corp.(a)
06/15/2031	4.750%	226,000	216,665
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	452,000	468,316
02/15/2032	6.500%	641,000	657,204
10/15/2032	6.000%	180,000	176,419
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	150,000	150,050
MGM Resorts International
09/15/2029	6.125%	315,000	320,392
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	438,000	421,877
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	692,000	641,351
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	756,000	757,557
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	1,050,000	1,011,493
Scientific Games International, Inc.(a)
11/15/2029	7.250%	411,000	423,348
Voyager Parent LLC(a)
07/01/2032	9.250%	546,000	569,072
Total			6,137,389
Health Care 2.2%
Acadia Healthcare Co., Inc.(a)
04/15/2029	5.000%	1,041,000	1,009,402
03/15/2033	7.375%	423,000	436,362
Avantor Funding, Inc.(a)
11/01/2029	3.875%	802,000	759,182
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	331,000	345,808
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	435,000	428,088
04/15/2029	6.875%	415,000	330,856
05/15/2030	5.250%	681,000	603,612
02/15/2031	4.750%	355,000	304,700
01/15/2032	10.875%	307,000	324,990
Cigna Corp.
03/15/2050	3.400%	1,493,000	1,011,987
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	1,092,000	1,132,213
CVS Health Corp.
03/25/2038	4.780%	14,270,000	13,092,052
DaVita, Inc.(a)
07/15/2033	6.750%	682,000	704,147
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	11,940,000	12,303,261
06/15/2035	5.500%	648,000	663,500
HCA, Inc.
09/01/2030	3.500%	15,861,000	14,996,914
03/01/2035	5.750%	5,430,000	5,582,766
IQVIA, Inc.(a)
06/01/2032	6.250%	653,000	670,159
LifePoint Health, Inc.(a)
10/15/2030	11.000%	344,000	380,153
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	332,000	340,853
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	450,000	432,063
10/01/2029	5.250%	627,000	622,172
Select Medical Corp.(a)
12/01/2032	6.250%	537,000	540,242
Star Parent, Inc.(a)
10/01/2030	9.000%	1,102,000	1,160,617
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	630,000	642,345
Tenet Healthcare Corp.
11/01/2027	5.125%	428,000	427,150
06/15/2028	4.625%	507,000	500,426
10/01/2028	6.125%	344,000	344,429
01/15/2030	4.375%	1,050,000	1,017,416
05/15/2031	6.750%	370,000	382,868
Total			61,490,733
Healthcare Insurance 1.5%
Centene Corp.
10/15/2030	3.000%	27,794,000	24,837,525
03/01/2031	2.500%	4,000	3,447
08/01/2031	2.625%	4,000	3,429
UnitedHealth Group, Inc.
04/15/2034	5.000%	12,181,000	12,168,499
06/15/2035	5.300%	1,533,000	1,562,315
04/15/2054	5.375%	2,742,000	2,561,861
Total			41,137,076
Home Construction 0.0%
Shea Homes LP/Funding Corp.
04/01/2029	4.750%	221,000	215,797
Independent Energy 0.8%
APA Corp.(a)
02/15/2055	6.750%	2,461,000	2,329,155
Baytex Energy Corp.(a)
04/30/2030	8.500%	605,000	605,442
03/15/2032	7.375%	538,000	513,447
Civitas Resources, Inc.(a)
07/01/2028	8.375%	580,000	594,586
11/01/2030	8.625%	212,000	215,175
07/01/2031	8.750%	779,000	788,583
06/15/2033	9.625%	609,000	624,179
CNX Resources Corp.(a)
01/15/2029	6.000%	539,000	541,041
03/01/2032	7.250%	315,000	326,542
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	548,000	550,006
Comstock Resources, Inc.(a)
01/15/2030	5.875%	343,000	333,058
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(a)
04/15/2032	6.250%	542,000	518,178
11/01/2033	8.375%	609,000	632,320
02/15/2035	7.250%	892,000	873,644
Matador Resources Co.(a)
04/15/2028	6.875%	213,000	217,274
04/15/2032	6.500%	528,000	527,976
04/15/2033	6.250%	518,000	515,014
Occidental Petroleum Corp.
08/01/2027	5.000%	2,054,000	2,073,486
10/01/2054	6.050%	7,062,000	6,466,861
Permian Resources Operating LLC(a)
01/15/2032	7.000%	843,000	873,814
02/01/2033	6.250%	687,000	693,309
SM Energy Co.(a)
08/01/2029	6.750%	324,000	322,896
08/01/2032	7.000%	862,000	850,381
Total			21,986,367
Integrated Energy 0.4%
BP Capital Markets America, Inc.
11/17/2027	5.017%	10,150,000	10,338,116
Leisure 0.2%
Boyne USA, Inc.(a)
05/15/2029	4.750%	113,000	109,633
Carnival Corp.(a)
08/01/2028	4.000%	472,000	461,959
08/15/2029	7.000%	95,000	100,124
03/15/2030	5.750%	193,000	196,370
02/15/2033	6.125%	187,000	191,156
Cinemark USA, Inc.(a)
07/15/2028	5.250%	174,000	173,271
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	165,000	165,244
NCL Corp., Ltd.(a)
02/01/2032	6.750%	209,000	213,503
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	704,000	723,360
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	927,000	956,629
Vail Resorts, Inc.(a)
05/15/2032	6.500%	246,000	254,472
Viking Cruises Ltd.(a)
02/15/2029	7.000%	530,000	534,516
07/15/2031	9.125%	622,000	670,339
Total			4,750,576
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.2%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	248,000	255,173
Met Tower Global Funding(a)
04/12/2029	5.250%	4,100,000	4,225,960
Peachtree Corners Funding Trust II(a)
05/15/2035	6.012%	1,250,000	1,280,618
Total			5,761,751
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	110,000	112,095
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	123,000	113,328
01/15/2032	6.625%	640,000	650,247
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	550,000	549,152
Total			1,424,822
Media and Entertainment 0.3%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	344,000	325,534
09/15/2028	9.000%	215,000	225,286
06/01/2029	7.500%	426,000	393,912
04/01/2030	7.875%	620,000	639,903
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	409,782	337,680
05/01/2030	10.875%	205,124	100,520
Mav Acquisition Corp.(a)
08/01/2029	8.000%	546,000	555,472
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	488,000	509,040
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	416,000	413,221
01/15/2029	4.250%	245,000	234,645
03/15/2030	4.625%	744,000	711,104
Roblox Corp.(a)
05/01/2030	3.875%	558,000	527,257
Snap, Inc.(a)
03/01/2033	6.875%	741,000	759,938
Univision Communications, Inc.(a)
08/15/2028	8.000%	300,000	304,453
Warnermedia Holdings, Inc.
03/15/2027	3.755%	2,563,000	2,421,485
WarnerMedia Holdings, Inc.
03/15/2042	5.050%	641,000	430,743
Total			8,890,193
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.2%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	151,000	158,342
Allegheny Technologies, Inc.
10/01/2031	5.125%	1,055,000	1,033,119
Champion Iron Canada, Inc.(a),(i)
07/15/2032	7.875%	206,000	208,681
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	85,000	83,701
03/15/2032	7.000%	85,000	80,184
05/01/2033	7.375%	90,000	84,465
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	565,000	584,197
Constellium SE(a)
06/15/2028	5.625%	623,000	618,428
04/15/2029	3.750%	228,000	214,268
08/15/2032	6.375%	544,000	552,975
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	350,000	347,961
04/01/2029	6.125%	839,000	850,692
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	829,000	774,234
Novelis Corp.(a)
01/30/2030	4.750%	453,000	434,242
08/15/2031	3.875%	490,000	439,834
Novelis, Inc.(a)
01/30/2030	6.875%	65,000	67,208
Total			6,532,531
Midstream 1.2%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	678,000	702,677
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	280,000	289,225
CNX Midstream Partners LP(a)
04/15/2030	4.750%	794,000	751,398
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	1,609,000	1,670,614
06/30/2033	7.375%	579,000	576,435
Enbridge, Inc.
04/05/2027	5.250%	4,744,000	4,815,028
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	9,375,000	7,307,839
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	4,961,000	5,107,566
Hess Midstream Operations LP(a)
03/01/2028	5.875%	213,000	216,160
10/15/2030	5.500%	213,000	213,864
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ITT Holdings LLC(a)
08/01/2029	6.500%	87,000	82,767
NuStar Logistics LP
06/01/2026	6.000%	739,000	741,908
04/28/2027	5.625%	933,000	941,033
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	213,000	222,438
Sunoco LP(a)
05/01/2029	7.000%	251,000	261,407
05/01/2032	7.250%	1,028,000	1,079,632
07/01/2033	6.250%	248,000	252,094
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	849,000	883,454
Venture Global Calcasieu Pass LLC(a)
08/15/2031	4.125%	1,065,000	986,480
11/01/2033	3.875%	1,006,000	879,101
Venture Global LNG, Inc.(a),(h),(j)
	9.000%	998,000	972,699
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	225,000	232,376
02/01/2029	9.500%	394,000	429,339
01/15/2030	7.000%	537,000	543,447
06/01/2031	8.375%	372,000	386,486
02/01/2032	9.875%	177,000	191,146
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	348,000	372,807
05/01/2035	7.750%	348,000	377,014
Venture Global Plaquemines LNG LLC(a),(i)
01/15/2034	6.500%	759,000	759,000
01/15/2036	6.750%	759,000	759,000
Total			33,004,434
Oil Field Services 0.2%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	131,000	133,533
Nabors Industries Ltd.(a)
01/15/2028	7.500%	218,000	193,645
Nabors Industries, Inc.(a)
01/31/2030	9.125%	507,000	485,391
08/15/2031	8.875%	949,000	706,693
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	612,354	618,741
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	1,177,095	1,204,008
Transocean, Inc.(a)
05/15/2029	8.250%	122,000	112,947
05/15/2031	8.500%	416,000	371,035
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	1,240,000	1,271,050
Total			5,097,043
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	170,000	167,935
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	153,000	157,255
04/15/2030	6.625%	215,000	223,286
Total			548,476
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	195,000	194,997
06/15/2029	4.750%	744,000	724,565
07/15/2031	7.000%	134,000	140,052
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	213,000	212,666
05/15/2029	4.875%	206,000	199,410
02/01/2030	7.000%	146,000	150,094
RHP Hotel Properties LP/Finance Corp.(a)
04/01/2032	6.500%	549,000	564,537
06/15/2033	6.500%	300,000	308,868
Service Properties Trust
06/15/2029	8.375%	194,000	202,380
Service Properties Trust(a)
11/15/2031	8.625%	272,000	291,763
Total			2,989,332
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,140,000	1,040,283
Canpack SA/US LLC(a)
11/15/2029	3.875%	454,000	423,395
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	738,000	754,707
04/15/2032	6.750%	494,000	506,288
Silgan Holdings, Inc.
02/01/2028	4.125%	520,000	511,058
Total			3,235,731
Pharmaceuticals 3.0%
1261229 BC Ltd.(a)
04/15/2032	10.000%	935,000	943,381
AbbVie, Inc.
03/15/2029	4.800%	40,446,000	41,237,328
11/21/2029	3.200%	11,168,000	10,679,984
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
03/02/2063	5.750%	4,068,000	3,954,915
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	295,000	247,936
Gilead Sciences, Inc.
03/01/2026	3.650%	24,363,000	24,229,066
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,137,000	1,090,986
Jazz Securities DAC(a)
01/15/2029	4.375%	258,000	249,201
Organon Finance 1 LLC(a)
04/30/2028	4.125%	222,000	213,384
04/30/2031	5.125%	274,000	237,876
Total			83,084,057
Property & Casualty 0.4%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	139,000	143,786
08/01/2029	6.000%	656,000	639,552
07/01/2032	6.750%	275,000	278,876
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	945,000	946,585
04/15/2028	6.750%	538,000	546,790
11/01/2029	5.875%	329,000	324,311
01/15/2031	7.000%	739,000	764,511
10/01/2031	6.500%	120,000	122,419
10/01/2032	7.375%	290,000	299,227
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	663,000	692,886
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	747,000	786,057
AssuredPartners, Inc.(a)
01/15/2029	5.625%	427,000	426,929
02/15/2032	7.500%	93,000	99,658
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,389,000	1,372,904
HUB International Ltd.(a)
12/01/2029	5.625%	366,000	365,234
01/31/2032	7.375%	313,000	327,432
HUB International, Ltd.(a)
06/15/2030	7.250%	1,025,000	1,071,338
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	569,000	591,264
Ryan Specialty LLC(a)
08/01/2032	5.875%	539,000	542,856
Total			10,342,615
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.5%
Canadian Pacific Railway Co.
12/02/2031	2.450%	6,474,000	5,679,982
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	414,000	422,995
Norfolk Southern Corp.
06/15/2026	2.900%	8,164,000	8,051,896
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	733,000	765,283
Total			14,920,156
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	173,000	175,666
10/15/2030	4.000%	594,000	553,935
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	1,220,000	1,126,723
Total			1,856,324
Retailers 0.4%
Beach Acquisition Bidco LLC(a),(g),(i)
07/15/2033	10.000%	767,000	797,757
Belron UK Finance PLC(a)
10/15/2029	5.750%	317,000	319,288
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%	66,000	67,926
Hanesbrands, Inc.(a)
02/15/2031	9.000%	391,000	413,878
L Brands, Inc.(a)
10/01/2030	6.625%	271,000	279,348
L Brands, Inc.
11/01/2035	6.875%	271,000	281,517
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	215,000	228,415
Lowe’s Companies, Inc.
04/01/2052	4.250%	1,846,000	1,444,520
04/01/2062	4.450%	8,288,000	6,431,532
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	367,000	357,719
02/15/2029	7.750%	864,000	841,457
Walgreens Boots Alliance, Inc.
11/18/2044	4.800%	119,000	113,765
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	697,000	624,663
Total			12,201,785
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	360,000	355,055
01/15/2027	4.625%	325,000	322,749
Total			677,804
Technology 1.7%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	807,000	829,123
Block, Inc.
05/15/2032	6.500%	518,000	534,707
Broadcom, Inc.(a)
11/15/2036	3.187%	8,158,000	6,762,218
CACI International, Inc.(a)
06/15/2033	6.375%	557,000	575,385
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	757,000	626,556
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	467,000	380,576
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	177,000	169,610
07/01/2029	4.875%	1,231,000	1,160,311
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,625,000	1,684,771
06/30/2032	8.250%	937,000	997,517
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,226,000	1,157,356
Entegris Escrow Corp.(a)
06/15/2030	5.950%	1,351,000	1,370,596
Fair Isaac Corp.(a)
05/15/2033	6.000%	470,000	475,390
Gen Digital, Inc.(a)
04/01/2033	6.250%	324,000	333,074
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	1,021,000	1,084,407
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	356,000	336,943
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	729,000	749,657
Intel Corp.
03/25/2050	4.750%	4,170,000	3,398,448
International Business Machines Corp.
05/15/2026	3.300%	8,530,000	8,449,474
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	449,000	434,210
05/30/2029	9.500%	518,000	535,130
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iron Mountain, Inc.(a)
01/15/2033	6.250%	106,000	108,972
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	1,155,000	1,136,390
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	664,000	726,810
NCR Corp.(a)
10/01/2028	5.000%	464,000	458,987
04/15/2029	5.125%	133,000	131,029
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	1,041,000	1,013,716
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,090,000	1,978,714
01/15/2033	5.000%	4,258,000	4,244,374
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,140,000	1,150,367
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	508,000	527,972
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	233,000	241,898
Synaptics, Inc.(a)
06/15/2029	4.000%	534,000	506,090
UKG, Inc.(a)
02/01/2031	6.875%	477,000	495,011
WEX, Inc.(a)
03/15/2033	6.500%	568,000	572,939
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,191,000	1,120,575
Total			46,459,303
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	537,000	555,859
06/15/2032	8.375%	299,000	312,829
ERAC USA Finance LLC(a)
11/01/2025	3.800%	916,000	913,097
05/01/2028	4.600%	9,524,000	9,629,582
Total			11,411,367
Wireless 0.6%
Altice France Holding SA(a)
02/15/2028	6.000%	561,000	199,974
Altice France SA(a)
07/15/2029	5.125%	595,000	491,292
10/15/2029	5.500%	522,000	432,471
T-Mobile US, Inc.
02/15/2031	2.550%	5,394,000	4,832,311
02/15/2031	2.875%	10,303,000	9,381,978
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	829,000	756,652
07/15/2031	4.750%	603,000	557,688
04/15/2032	7.750%	488,000	507,052
Total			17,159,418
Wirelines 0.2%
AT&T, Inc.
08/15/2035	5.375%	3,424,000	3,484,810
Fibercop SpA(a)
07/18/2036	7.200%	301,000	293,769
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	499,000	521,859
03/15/2031	8.625%	389,000	413,441
Iliad Holding SAS(a)
10/15/2028	7.000%	596,000	606,668
Iliad Holding SASU(a)
04/15/2031	8.500%	247,000	264,033
04/15/2032	7.000%	315,000	322,568
Optics Bidco SpA(a)
06/04/2038	7.721%	259,000	257,629
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	536,000	561,374
Total			6,726,151
Total Corporate Bonds & Notes (Cost $762,144,659)			766,065,336

Foreign Government Obligations(k) 1.5%

Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	161,000	170,039
05/15/2029	4.250%	344,000	330,941
02/15/2030	9.000%	342,000	369,336
12/01/2031	7.000%	98,000	102,644
Total			972,960
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	1,500,000	1,567,871
Colombia 0.3%
Colombia Government International Bond
04/22/2032	3.250%	4,160,000	3,294,032
05/15/2049	5.200%	9,733,000	6,516,155
Total			9,810,187
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,646,156
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	2,105,000	1,704,914
Hungary 0.1%
Hungary Government International Bond(a)
09/23/2055	6.750%	3,598,000	3,625,316
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	2,000,000	1,884,529
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	782,000	711,235
Mexico 0.2%
Mexico Government International Bond
05/07/2036	6.000%	3,376,000	3,332,633
Petroleos Mexicanos
09/21/2047	6.750%	5,000,000	3,617,053
Total			6,949,686
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,060,000	1,973,742
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	2,740,000	2,179,817
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2049	5.750%	4,495,000	3,373,885
United Arab Emirates 0.2%
DP World Ltd.(a)
09/25/2048	5.625%	2,982,000	2,777,271
DP World PLC(a)
07/02/2037	6.850%	3,290,000	3,586,646
Total			6,363,917
Total Foreign Government Obligations (Cost $52,338,400)			42,764,215

Residential Mortgage-Backed Securities - Agency(l) 44.7%

Fannie Mae REMICS(b),(m)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	1.795%	29,094,461	3,039,571
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-46 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.580%	37,972,931	4,403,235
CMO Series 2023-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2050	1.580%	44,162,636	5,766,594
CMO Series 2023-65 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2050	1.580%	19,138,483	2,270,706
Fannie Mae REMICS(b)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.155%	14,008,733	13,782,124
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	7.605%	16,468,387	16,621,131
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	6.000%	19,622,585	19,722,507
Federal Home Loan Mortgage Corp.(n)
08/01/2045	3.500%	10,353,824	9,643,384
10/01/2045	4.000%	2,168,611	2,049,567
Federal Home Loan Mortgage Corp.
10/01/2045	4.000%	2,321,715	2,192,542
12/01/2051- 03/01/2052	2.500%	36,263,934	30,490,617
02/01/2052- 05/01/2052	3.000%	43,520,162	37,936,534
09/01/2052- 10/01/2053	5.000%	43,029,731	42,733,315
02/01/2053	4.500%	21,048,718	20,291,785
12/01/2053	5.500%	22,054,611	22,273,511
12/01/2053	6.000%	22,845,038	23,501,384
Federal Home Loan Mortgage Corp.(b),(m)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	1.482%	221,001	19,905
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	1.632%	751,146	96,974
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	2.057%	699,369	67,506
CMO Series 4831 Class SD
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/15/2048	1.782%	5,977,923	710,481
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.630%	18,371,193	2,168,043
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	1.630%	8,806,292	1,161,380
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	1.632%	1,475,200	155,803
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	1.552%	761,137	83,537
Federal Home Loan Mortgage Corp.(m)
CMO Series 4176 Class BI
03/15/2043	3.500%	709,450	84,736
Federal Home Loan Mortgage Corp. REMICS(b),(m)
CMO Series 4937 Class YS
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 11/15/2041	2.032%	19,133,598	2,406,000
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	1.582%	27,378,200	3,000,117
CMO Series 5386 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2041	1.582%	17,628,348	1,864,168
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
02/01/2027- 05/01/2052	3.000%	115,101,470	101,207,040
08/01/2040	4.500%	1,041,174	1,025,915
08/01/2043- 05/01/2052	3.500%	97,521,135	89,002,097
05/01/2048- 08/01/2052	4.000%	87,708,057	82,545,322
09/01/2053	5.000%	14,772,859	14,646,734
10/01/2053	5.500%	21,863,629	22,080,626
CMO Series 2017-72 Class B
09/25/2047	3.000%	8,832,139	8,168,707
Federal National Mortgage Association(n)
05/01/2044- 02/01/2048	4.000%	10,784,492	10,280,232
06/01/2044	4.500%	3,315,863	3,305,258
10/01/2051	2.500%	18,817,677	15,645,066
Federal National Mortgage Association(m)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	101,470	650
CMO Series 2021-3 Class TI
02/25/2051	2.500%	50,453,940	8,575,863
Federal National Mortgage Association(b),(m)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	1.480%	1,442,402	157,954
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.730%	1,905,390	237,734
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.580%	1,047,786	129,800
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.580%	7,053,810	847,325
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.580%	15,950,338	1,817,783
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	1.730%	7,566,783	924,338
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	1.680%	7,156,119	905,255
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.730%	6,559,614	930,024
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.730%	12,959,686	1,688,445
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.780%	8,174,040	1,081,394
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.780%	6,478,502	909,039
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.730%	11,296,268	1,378,700
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.630%	24,440,255	2,927,109
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	1.630%	18,713,916	2,207,780
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	1.630%	14,033,872	1,811,018
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(b),(m)
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	1.630%	22,192,133	2,499,116
Freddie Mac REMICS(m)
CMO Series 5152 Class XI
11/25/2050	2.500%	51,974,864	5,697,573
CMO Series 5287 Class NI
05/25/2051	3.500%	24,871,211	5,020,067
Freddie Mac REMICS(b),(m)
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	1.645%	20,989,991	1,623,681
CMO Series 5362 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2049	1.632%	24,467,593	2,838,246
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.235%	17,955,267	18,531,613
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.235%	19,769,125	20,250,426
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	8.385%	13,503,920	13,673,039
Government National Mortgage Association(n)
04/20/2048	4.500%	6,354,958	6,203,677
Government National Mortgage Association
08/20/2053	6.000%	10,773,290	11,280,822
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	13,122,818	13,224,521
Government National Mortgage Association(m)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	2,363,135	238,523
CMO Series 2020-175 Class KI
11/20/2050	2.500%	47,644,568	7,050,224
CMO Series 2020-191 Class UG
12/20/2050	3.500%	27,174,051	4,625,363
CMO Series 2021-119 Class QI
07/20/2051	3.000%	27,263,229	4,234,650
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	34,280,091	5,846,572
CMO Series 2021-16 Class KI
01/20/2051	2.500%	32,662,771	4,744,395
CMO Series 2021-179 Class IB
09/20/2051	3.000%	33,269,051	5,259,747
Government National Mortgage Association(b),(m)
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.768%	8,551,485	1,028,438
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	1.768%	10,356,885	1,423,268
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.768%	4,426,773	556,413
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	1.718%	6,230,378	867,634
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.768%	5,913,321	756,201
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.768%	7,400,828	940,009
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	1.818%	9,819,171	1,120,451
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	1.768%	7,836,586	898,838
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.718%	5,452,989	656,244
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	1.768%	14,971,033	2,072,106
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.718%	12,595,732	1,554,177
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	1.768%	7,559,250	934,623
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.768%	7,954,980	925,357
CMO Series 2018-97 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.768%	7,971,767	803,467
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	1.568%	12,147,770	1,427,452
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.718%	8,754,854	1,009,979
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.718%	9,132,943	1,128,203
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	1.618%	9,149,469	1,155,917
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.718%	8,273,223	1,078,689
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.718%	11,913,936	1,705,039
CMO Series 2019-99 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.618%	24,983,526	3,091,142
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	1.868%	15,280,207	2,300,851
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	1.618%	6,357,468	887,747
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.618%	24,463,952	2,592,328
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	1.718%	9,209,176	1,136,607
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	1.998%	26,146,163	4,046,445
CMO Series 2022-190 Class ES
-1.0 x 1-month Term SOFR + 6.050% Cap 6.050% 10/20/2049	1.618%	23,212,729	2,663,039
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	1.668%	38,606,443	4,853,587
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	1.198%	23,260,241	2,439,925
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.768%	21,335,169	2,498,502
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	1.698%	25,764,938	1,448,543
CMO Series 2023-132 Class SB
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	2.198%	48,289,180	4,125,678
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	1.618%	36,559,816	4,403,037
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.618%	37,100,474	4,267,946
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	1.668%	33,567,170	4,266,961
CMO Series 2024-125 Class SW
30-day Average SOFR + 6.050% Cap 6.050% 08/20/2054	1.748%	39,701,485	4,048,674
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	1.548%	36,780,561	3,433,039
CMO Series 2024-51 Class SA
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 03/20/2054	1.698%	31,642,986	3,063,842
CMO Series 2024-59 Class JS
30-day Average SOFR + 7.150% Cap 7.150% 04/20/2054	2.848%	48,711,947	6,849,328
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-59 Class SW
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.148%	30,840,844	1,908,382
CMO Series 2024-64 Class KS
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.148%	67,521,914	5,664,467
CMO Series 2024-79 Class SC
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 05/20/2054	1.048%	63,390,950	4,284,689
CMO Series 2024-92 Class DS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 05/20/2054	1.648%	25,018,389	2,475,002
Government National Mortgage Association(b)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.376%	12,754,801	12,928,703
Government National Mortgage Association TBA(i)
07/21/2055	4.500%	14,000,000	13,398,812
07/21/2055	5.000%	22,000,000	21,607,239
Uniform Mortgage-Backed Security TBA(i)
07/17/2040	3.000%	66,000,000	62,925,472
07/17/2040- 07/14/2055	3.500%	49,000,000	44,627,571
07/14/2055	4.000%	58,000,000	53,924,156
07/14/2055	4.500%	95,000,000	90,860,041
07/14/2055	5.500%	34,250,000	34,242,164
07/14/2055	6.000%	43,000,000	43,693,282
Total Residential Mortgage-Backed Securities - Agency (Cost $1,284,025,426)			1,252,816,326

Residential Mortgage-Backed Securities - Non-Agency 14.5%

A&D Mortgage Trust(a),(h)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	4,752,393	4,786,405
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	910,728	847,010
Angel Oak Mortgage Trust(a),(f)
CMO Series 2020-R1 Class M1
04/25/2053	2.621%	3,918,000	3,581,459
Angel Oak Mortgage Trust I LLC(a),(f)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	240,971	240,589
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arroyo Mortgage Trust(a),(f)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	1,298,365	1,259,732
Bunker Hill Loan Depositary Trust(a),(h)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	908,970	897,015
CAFL Issuer LLC(a),(h)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	1,658,168	1,656,999
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	10,910,254	10,554,823
CMO Series 2022-5 Class A1
01/25/2058	6.000%	6,123,680	6,153,527
CHNGE Mortgage Trust(a),(h)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	8,235,031	8,308,402
CIM Trust(a),(h)
CMO Series 2025-NR1 Class A1
06/25/2064	5.000%	5,830,356	5,670,476
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	1,509,575	1,475,081
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	493,811	490,626
COLT Mortgage Loan Trust(a),(f)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	1,160,799	1,147,975
CMO Series 2021-3 Class A1
09/27/2066	0.956%	8,316,401	7,054,395
CMO Series 2021-3 Class A2
09/27/2066	1.162%	3,442,045	2,937,003
CMO Series 2021-5 Class A3
11/26/2066	2.807%	8,381,000	6,483,441
COLT Mortgage Loan Trust(a),(h)
CMO Series 2024-7 Class A1
12/26/2069	5.538%	6,706,442	6,729,497
Cross Mortgage Trust(a),(f)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	9,831,132	9,847,199
CMO Series 2025-H5 Class A1
07/25/2070	5.676%	5,200,000	5,199,371
CSMC Trust(a),(f)
CMO Series 2022-NQM5 Class M1
05/25/2067	5.169%	6,477,700	5,975,988
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2021-4 Class A3
11/25/2066	2.239%	5,243,917	4,609,237
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EASY(a),(h)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	8,250,000	8,282,776
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	5,202,475
FIGRE Trust(a),(f)
CMO Series 2023-HE3 Class B
01/25/2042	6.971%	3,260,461	3,348,989
Figure Line of Credit Trust(a),(f)
CMO Series 2020-1 Class A
09/25/2049	4.040%	1,172,315	1,137,572
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.955%	2,426,446	2,440,445
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	9.055%	10,256,000	11,294,851
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.455%	3,397,992	3,419,191
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	8,837,892	8,606,196
GCAT Trust(a),(f)
CMO Series 2019-NQM3 Class A3
11/25/2059	4.043%	2,180,200	2,126,264
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	5,246,220	5,001,145
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	3,317,433	3,085,303
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	5,000,000	4,064,567
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	8,003,000	6,156,289
GCAT Trust(a),(h)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.550%	6,750,000	6,762,368
GITSIT Mortgage Loan Trust(a),(h)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.203%	6,424,352	6,424,884
HOMES Trust(a),(h)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	4,700,000	4,703,080
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	6,902,241	6,891,653
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-1 Class A
11/25/2042	6.500%	4,883,570	4,826,418
Imperial Fund Mortgage Trust(a),(f)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	3,558,581	3,137,029
MFA Trust(a),(f)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	10,000,000	9,514,983
CMO Series 2024-RPL1 Class A2
02/25/2066	4.250%	6,200,000	5,007,596
Mill City Mortgage Loan Trust(a),(h)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	4,184,541	4,185,634
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	3,708,176	3,564,627
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,707,611	2,680,400
OBX Trust(a),(f)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	5,005,923	4,095,703
OBX Trust(a),(h)
CMO Series 2024-NQM16 Class A1
10/25/2064	5.530%	6,471,195	6,485,947
Point Securitization Trust(a),(f)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	8,946,159	8,930,460
PRET LLC(a),(h)
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	13,229,040	13,232,743
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	10,850,099	11,014,198
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	9,335,012	9,424,059
Pretium Mortgage Credit Partners LLC(a),(h)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	4,113,774	4,103,271
PRKCM Trust(a),(f)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	6,966,000	4,901,101
PRPM LLC(a),(h)
CMO Series 2025-2 Class A1
05/25/2030	6.469%	8,753,670	8,754,997
Radnor Re Ltd.(a),(b)
CMO Series 2024-1 Class M1A
30-day Average SOFR + 2.000% Floor 2.000% 09/25/2034	6.305%	2,795,896	2,800,776
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO VIII Mortgage LLC(a),(h)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	4,732,125	4,689,688
RCO X Mortgage LLC(a),(h)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	9,883,460	9,952,093
SG Residential Mortgage Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	7,700,000	7,568,615
Stanwich Mortgage Loan Co. LLC(a),(h)
CMO Series 2021-NPB1 Class A1
10/16/2026	6.235%	11,133	11,133
Starwood Mortgage Residential Trust(a)
CMO Series 2020-INV1 Class M1
11/25/2055	2.501%	2,900,000	2,656,841
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	2,270,782	1,988,389
CMO Series 2022-2 Class A1
02/25/2067	3.163%	3,002,250	2,879,656
Structured Agency Credit Risk(b)
Subordinated CMO Series 2020-CS02 Class B1
30-day Average SOFR + 0.114% 06/25/2033	4.466%	7,132,223	6,912,029
Toorak Mortgage Trust(a),(h)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	12,375,000	12,388,010
Towd Point Mortgage Trust(a),(f)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	24,114,000	20,422,330
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	7,698,007	7,790,088
Vericrest Opportunity Loan Transferee XCIX LLC(a),(h)
CMO Series 2021-NPL8 Class A1
04/25/2051	6.116%	896,757	896,377
Verus Securitization Trust(a),(f)
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	1,022,638	1,007,800
CMO Series 2021-5 Class A2
09/25/2066	1.218%	2,311,897	1,988,687
CMO Series 2021-5 Class A3
09/25/2066	1.373%	4,376,091	3,774,624
CMO Series 2021-5 Class M1
09/25/2066	2.331%	3,800,000	2,652,983
CMO Series 2021-7 Class A3
10/25/2066	2.240%	7,300,049	6,366,513
CMO Series 2023-1 Class M1
12/25/2067	6.865%	15,257,000	15,222,008
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(h)
CMO Series 2020-1 Class A3
01/25/2060	2.724%	4,505,570	4,419,508
Visio Trust(a),(f)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	504,025	493,910
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $418,752,652)			405,595,522

Senior Loans 1.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Goat Holdco LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.750% 01/27/2032	7.077%	54,280	54,335
TransDigm, Inc.(b),(o)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.796%	346,500	347,089
Total			401,424
Airlines 0.0%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.580%	34,658	34,848
American Airlines, Inc.(b),(o)
Term Loan
3-month Term SOFR + 2.250% 06/04/2029	6.567%	346,500	343,035
Total			377,883
Automotive 0.0%
American Axle & Manufacturing, Inc.(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	7.258%	350,000	347,375
Clarios Global LP(b),(o)
1st Lien Term Loan
1-month Term SOFR + 2.750% 01/28/2032	7.077%	64,682	64,723
First Brands Group LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.541%	344,718	324,538
Total			736,636
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.1%
Allspring Buyer LLC(b),(o)
Term Loan
3-month Term SOFR + 3.000% 11/01/2030	7.313%	38,309	38,501
Aretec Group, Inc.(b),(o)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 3.500% 08/09/2030	7.827%	345,638	346,105
Focus Financial Partners LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/15/2031	7.077%	140,204	139,822
HighTower Holding LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/03/2032	7.260%	146,970	146,480
Jefferies Finance LLC(b),(o),(p)
Term Loan
1-month Term SOFR + 3.000% 10/21/2031	7.322%	239,038	239,336
June Purchaser LLC(b),(o),(p),(q)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 11/28/2031	3.250%	19,286	19,358
June Purchaser LLC(b),(o)
Term Loan
6-month Term SOFR + 3.250% 11/28/2031	7.549%	115,425	115,858
Osaic Holdings, Inc.(b),(o)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 08/17/2028	7.827%	159,675	159,921
PEX Holdings LLC(b),(o)
Term Loan
3-month Term SOFR + 2.750% 11/26/2031	6.967%	214,953	214,953
Russell Investments US Institutional Holdco, Inc.(b),(o)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	9.280%	262,164	246,827
VFH Parent LLC(b),(o)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/23/2031	6.827%	120,699	121,001
Total			1,788,162
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
Cornerstone Building Brands, Inc.(b),(o)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.812%	55,754	47,112
Foundation Building Materials, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	7.791%	344,615	339,877
Gulfside Supply, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.000% 06/17/2031	7.296%	140,821	140,997
Johnstone Supply LLC(b),(o)
Term Loan
1-month Term SOFR + 2.500% 06/09/2031	6.818%	198,998	199,308
LBM Acquisition LLC (b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	8.162%	345,611	321,995
Madison Safety & Flow LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/26/2031	7.077%	48,521	48,582
Quikrete Holdings, Inc.(b),(o)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	6.577%	344,738	343,973
QXO Building Products, Inc.(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.000% 04/30/2032	7.296%	16,191	16,289
Specialty Building Products Holdings LLC(b),(o)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	8.177%	118,141	112,566
Total			1,570,699
Cable and Satellite 0.0%
Sunrise Financing Partnership(b),(o)
Tranche AAA Term Loan
6-month Term SOFR + 2.500% 02/15/2032	6.793%	156,604	156,146
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.1%
A-AP Buyer, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.750% 09/09/2031	7.077%	153,894	153,510
Ineos Quattro Holdings UK Ltd.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.677%	345,625	320,999
Ineos US Finance LLC(b),(o)
Term Loan
1-month Term SOFR + 3.000% 02/07/2031	7.327%	346,507	329,874
Olympus Water US Holding Corp.(b),(o)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.296%	320,506	316,391
Rockpoint Gas Storage Partners LP(b),(o)
Term Loan
3-month Term SOFR + 3.000% 09/18/2031	7.296%	149,250	149,692
USALCO LLC(b),(o),(p),(q)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% Floor 0.500% 09/30/2031	1.000%	6,953	6,983
USALCO LLC(b),(o)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/30/2031	8.327%	67,143	67,442
WR Grace Holdings LLC(b),(o)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.546%	184,913	184,990
Total			1,529,881
Consumer Cyclical Services 0.1%
AlixPartners LLP(b),(o)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	6.941%	344,600	345,765
AmSpec Parent LLC(b),(o),(p),(q)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 12/22/2031	1.000%	20,000	20,050
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
AmSpec Parent LLC(b),(o)
Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.796%	130,000	130,325
Arches Buyer, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.677%	344,588	339,977
Conservice Midco LLC(b),(o)
Term Loan
1-month Term SOFR + 3.000% 05/13/2030	7.327%	344,776	344,921
Corporation Service Co.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	6.327%	257,934	257,548
Ensemble RCM LLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	7.280%	95,687	96,036
Fleet Midco I Ltd.(b),(o)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	7.079%	121,889	122,041
OMNIA Partners LLC(b),(o)
Term Loan
3-month Term SOFR + 2.750% 07/25/2030	7.033%	149,250	149,468
PG Polaris Bidco SARL(b),(o)
Term Loan
3-month Term SOFR + 2.750% 03/26/2031	7.046%	344,511	345,200
Prime Security Services Borrower LLC(b),(o)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	6.320%	197,634	197,634
Raven Acquisition Holdings LLC(b),(o),(p),(q)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 11/19/2031	3.250%	5,877	5,870
Raven Acquisition Holdings LLC(b),(o)
Term Loan
1-month Term SOFR + 3.250% 11/19/2031	7.577%	82,072	81,980
Total			2,436,815
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Bombardier Recreational Products, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	7.077%	344,750	344,392
Recess Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	8.025%	345,638	346,374
SRAM LLC(b),(o)
Term Loan
1-month Term SOFR + 2.250% 02/27/2032	6.577%	53,052	52,256
Weber-Stephen Products LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/30/2027	7.691%	249,200	247,162
Total			990,184
Diversified Manufacturing 0.1%
Dynamo Midco BV(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.798%	59,700	59,812
EMRLD Borrower LP(b),(o)
Tranche B Term Loan
3-month Term SOFR + 2.500% 05/31/2030	6.833%	329,651	329,193
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(b),(o)
Term Loan
3-month Term SOFR + 4.500% 02/15/2029	8.731%	360,725	361,431
Madison IAQ LLC(b),(o)
Term Loan
6-month Term SOFR + 2.500% 06/21/2028	6.797%	346,410	346,500
TK Elevator Midco GmbH(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.000% 04/30/2030	7.237%	345,231	345,977
WEC US Holdings Ltd.(b),(o)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.574%	330,249	330,223
Total			1,773,136
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.0%
Astoria Energy LLC(b),(o),(p)
Tranche B Term Loan
3-month Term SOFR + 2.750% 06/16/2032	7.071%	88,410	88,410
Carroll County Energy LLC(b),(o)
Term Loan
3-month Term SOFR + 3.250% 06/30/2031	7.546%	154,897	155,053
Compass Power Generation LLC(b),(o)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 04/14/2029	7.577%	59,148	59,369
Cornerstone Generation(b),(o),(p)
Tranche B Term Loan
3-month Term SOFR + 3.250% 10/28/2031	8.054%	150,000	150,687
EFS Cogen Holdings I LLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 10/03/2031	7.796%	225,785	226,492
Hamilton Projects Acquiror LLC(b),(o)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/30/2031	7.327%	145,323	145,748
Invenergy Thermal Operating I LLC(b),(o),(p)
Tranche B Term Loan
1-month Term SOFR + 3.500% 05/17/2032	7.820%	55,902	56,237
Tranche C Term Loan
3-month Term SOFR + 0.000% 05/17/2032	4.260%	3,727	3,749
MRP Buyer LLC(b),(o),(p),(q)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 06/04/2032	7.059%	15,216	14,979
MRP Buyer LLC(b),(o)
Term Loan
3-month Term SOFR + 3.250% 06/04/2032	7.570%	119,555	117,688
South Field Energy LLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.546%	59,628	59,851
Tranche C Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.546%	3,812	3,826
Total			1,082,089
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.0%
EnergySolutions LLC/Envirocare of Utah LLC (b),(o)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	7.577%	154,342	155,307
GFL Environmental Services, Inc.(b),(o)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.824%	150,000	149,876
Northstar Group Services, Inc.(b),(o)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	9.083%	102,763	103,192
Reworld Holding Corp.(b),(o)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.562%	321,110	321,511
Tranche C1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.562%	24,794	24,825
Tidal Waste & Recycling Holdings LLC(b),(o)
Term Loan
3-month Term SOFR + 3.000% 10/24/2031	7.296%	59,850	60,124
Total			814,835
Finance Companies 0.0%
Red SPV LLC(b),(o)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	6.562%	52,500	52,500
Food and Beverage 0.1%
A-AG US GSI Bidco, Inc.(b),(o)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	9.296%	108,063	106,982
Aramark Intermediate HoldCo Corp.(b),(o)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.327%	350,000	350,189
Aspire Bakeries Holdings LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.500% 12/23/2030	7.822%	105,176	105,341
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CHG PPC Parent LLC(b),(d),(o)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.441%	72,873	73,055
Dechra Pharmaceuticals Holdings Ltd.(b),(o)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 01/27/2032	7.513%	250,000	250,453
Golden State Foods LLC(b),(o)
Term Loan
1-month Term SOFR + 4.250% 12/04/2031	8.561%	145,397	145,939
Primary Products Finance LLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.250% 04/01/2029	7.535%	344,770	342,687
Primo Brands Corp.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 2.250% 03/31/2028	6.546%	344,679	345,761
Sazerac Co., Inc.(b),(o),(p)
Tranche B Term Loan
3-month Term SOFR + 3.000% 06/26/2032	2.500%	123,692	123,538
Total			1,843,945
Gaming 0.1%
ECL Entertainment LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/30/2030	7.827%	143,494	143,315
Entain PLC(b),(o)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% Floor 0.500% 10/31/2029	7.016%	345,626	346,670
Flutter Entertainment PLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	6.046%	344,750	343,457
HRNI Holdings LLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.696%	317,188	308,465
Jack Ohio Finance LLC(b),(o)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	8.327%	59,850	59,326
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ontario Gaming GTA LP(b),(o)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	8.546%	306,498	303,144
Penn Entertainment, Inc.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 05/03/2029	6.827%	344,670	344,867
Scientific Games Holdings LP (b),(o)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	7.285%	346,496	345,927
Voyager Parent LLC(b),(o),(p)
Tranche B Term Loan
1-month Term SOFR + 4.250% 05/09/2032	9.041%	167,136	165,233
Total			2,360,404
Health Care 0.1%
Auris Luxembourg III SARL(b),(o)
Tranche B6 Term Loan
6-month Term SOFR + 3.750% 02/28/2029	7.881%	221,556	221,695
Medline Borrower LP(b),(o)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 10/23/2028	6.577%	196,225	196,321
Parexel International, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.500% 11/15/2028	6.827%	331,363	331,339
Southern Veterinary Partners LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% 12/04/2031	7.527%	219,670	219,758
Star Parent, Inc.(b),(o)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.296%	345,625	342,062
Surgery Center Holdings, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	7.077%	345,625	346,600
Upstream Newco, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	8.791%	344,615	267,077
Total			1,924,852
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.0%
Alera Group, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.250% 05/31/2032	7.577%	49,897	50,034
Home Construction 0.0%
Tecta America Corp.(b),(o)
Term Loan
1-month Term SOFR + 3.000% 02/18/2032	7.327%	46,621	46,665
Independent Energy 0.0%
Hilcorp Energy I LP(b),(o)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	6.314%	59,850	59,850
Leisure 0.1%
Alterra Mountain Co.(b),(o)
Tranche B6 Term Loan
1-month Term SOFR + 2.750% 08/17/2028	6.327%	395,990	397,475
Bulldog Purchaser, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	8.037%	102,350	102,478
Carnival Corp.(b),(o)
Term Loan
1-month Term SOFR + 2.000% 08/08/2027	6.312%	76,900	76,827
Cinemark USA, Inc.(b),(o)
Term Loan
3-month Term SOFR + 2.750% 05/24/2030	7.061%	345,636	346,607
Crown Finance US, Inc.(b),(o)
Term Loan
1-month Term SOFR + 5.250% 12/02/2031	9.566%	126,862	126,704
EOC Borrower LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.000% 03/24/2032	7.327%	45,000	45,014
UFC Holdings LLC(b),(o)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 2.250% 11/21/2031	6.571%	271,265	272,155
Total			1,367,260
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.1%
Cengage Learning, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.500% 03/24/2031	7.827%	247,506	247,892
Creative Artists Agency LLC(b),(o)
Term Loan
1-month Term SOFR + 2.750% 10/01/2031	7.077%	346,507	347,369
Plano Holdco, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.799%	196,976	186,635
Playtika Holding Corp.(b),(o)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.191%	344,602	338,292
StubHub Holdco Sub LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.077%	222,725	215,672
Univision Communications, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.691%	196,570	189,444
Total			1,525,304
Midstream 0.1%
CQP Holdco LP(b),(o)
Term Loan
3-month Term SOFR + 2.000% 12/31/2030	6.296%	348,252	348,124
Epic Crude Services LP(b),(o)
Term Loan
3-month Term SOFR + 3.000% 10/15/2031	7.256%	44,936	45,039
GIP Pilot Acquisition Partners LP(b),(o)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	6.277%	340,955	341,237
Oryx Midstream Services Permian Basin LLC(b),(o)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	6.572%	344,768	344,468
WhiteWater DBR Holdco LLC(b),(o)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.563%	309,032	309,032
Total			1,387,900
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(b),(o)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	6.313%	25,000	24,953
Oil Field Services 0.0%
MRC Global US, Inc.(b),(d),(o)
Term Loan
3-month Term SOFR + 3.500% 10/29/2031	7.796%	216,040	216,310
Other Financial Institutions 0.0%
Acuren Delaware Holdco, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	7.077%	55,760	55,726
Apex Group Treasury LLC(b),(o),(p)
Tranche B Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.822%	132,927	132,347
BCP VI Summit Holdings LP(b),(o)
Term Loan
1-month Term SOFR + 3.500% 01/30/2032	7.827%	51,563	51,844
Hunter Douglas Holding BV(b),(o)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 01/17/2032	7.546%	314,157	312,718
Opal Bidco SAS(b),(o)
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 04/28/2032	7.435%	162,991	163,552
Osttra Group Ltd.(b),(o),(p)
1st Lien Term Loan
1-month Term SOFR + 3.500% 05/20/2032	7.833%	70,614	70,825
Total			787,012
Other Industry 0.0%
Artera Services LLC(b),(o)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.796%	82,013	68,387
Brand Industrial Services, Inc.(b),(o)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.776%	16,458	13,710
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Catawba Nation Gaming Authority(b),(o)
Tranche B Term Loan
3-month Term SOFR + 4.750% 03/29/2032	9.046%	144,349	145,853
Grant Thornton Advisors LLC(b),(o),(p)
Delayed Draw Term Loan
1-month Term SOFR + 2.750% 06/02/2031	7.077%	6,522	6,510
Grant Thornton Advisors LLC(b),(o)
Term Loan
1-month Term SOFR + 2.750% 06/02/2031	7.077%	53,211	53,118
1-month Term SOFR + 3.000% 06/02/2031	7.327%	82,984	83,067
Total			370,645
Other REIT 0.0%
OEG Borrower LLC(b),(o)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.813%	55,139	54,794
Packaging 0.0%
Anchor Packaging LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/18/2029	7.562%	175,268	176,100
Charter Next Generation, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 2.750% 11/29/2030	7.061%	296,134	297,061
Clydesdale Acquisition Holdings, Inc.(b),(o)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	7.502%	347,728	346,921
LC Ahab US Bidco LLC(b),(o)
Term Loan
1-month Term SOFR + 3.000% 05/01/2031	7.327%	153,261	152,975
Total			973,057
Paper 0.0%
Verde Purchaser LLC(b),(o)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	8.296%	198,500	199,046
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC(b),(o)
Term Loan
1-month Term SOFR + 2.750% 09/19/2031	7.072%	187,313	187,333
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
AssuredPartners, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	7.827%	346,500	347,304
Asurion LLC(b),(o)
Tranche B12 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.577%	148,875	145,013
Tranche B13 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.577%	99,647	96,707
Broadstreet Partners, Inc.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/13/2031	7.327%	196,311	196,504
Hub International Ltd.(b),(o)
Term Loan
3-month Term SOFR + 2.500% 06/20/2030	6.769%	295,771	296,590
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(o)
Term Loan
1-month Term SOFR + 3.000% 07/31/2031	7.327%	345,625	346,707
Truist Insurance Holdings LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	7.046%	238,642	238,592
Total			1,854,750
Restaurants 0.0%
Dave & Buster’s, Inc.(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.563%	219,707	209,190
IRB Holding Corp.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2027	6.827%	346,509	346,387
Whatabrands LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.827%	445,491	445,514
Total			1,001,091
Retailers 0.0%
Belron Finance 2019 LLC(b),(o)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/16/2031	7.049%	141,212	141,704
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Great Outdoors Group LLC(b),(o)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.577%	393,928	392,821
Harbor Freight Tools USA, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	6.577%	72,594	70,961
Mavis Tire Express Services Topco Corp.(b),(o)
Term Loan
3-month Term SOFR + 3.000% 05/04/2028	7.333%	70,252	70,190
PetSmart LLC(b),(o)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.177%	344,629	340,394
Total			1,016,070
Technology 0.3%
Adeia, Inc.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.827%	267,138	267,472
Ahead DB Holdings LLC(b),(o)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 3.000% Floor 0.750% 02/01/2031	7.296%	149,248	149,279
Applied Systems, Inc.(b),(o)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.500% 02/24/2031	6.796%	148,876	149,434
Ascend Learning LLC(b),(o)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.177%	105,795	105,768
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.327%	274,657	274,487
athenahealth Group, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/15/2029	7.077%	345,581	345,042
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Barracuda Parent LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.780%	194,697	161,063
BCPE Pequod Buyer, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.250% 11/25/2031	7.577%	130,291	130,421
Boxer Parent Co., Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	7.333%	116,375	115,567
Camelot US Acquisition LLC(b),(o)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	7.077%	175,459	173,431
Central Parent LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.546%	197,503	164,553
Cloud Software Group, Inc.(b),(o)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 03/29/2029	7.796%	330,845	331,235
Cloudera, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	8.177%	344,656	330,181
CoreLogic, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.941%	248,708	245,833
Cotiviti, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	7.074%	345,638	343,696
Dun & Bradstreet Corp. (The)(b),(o)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% 01/18/2029	6.572%	345,625	345,328
Ellucian Holdings, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.000% 10/09/2029	7.327%	281,083	280,909
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Flash Charm, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	7.776%	345,604	323,122
Fortress Intermediate 3, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.500% 06/27/2031	7.827%	153,758	153,950
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% 07/18/2030	7.796%	183,692	183,771
Icon Parent I, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.000% 11/13/2031	7.308%	82,309	82,376
Idemia Group SAS(b),(d),(o)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	8.546%	345,625	346,057
IGT Holding IV AB(b),(o)
Tranche B5 Term Loan
3-month Term SOFR + 3.500% 09/01/2031	7.796%	345,501	347,229
Informatica LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.250% 10/27/2028	6.577%	249,356	250,213
Leia Finco US LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.458%	260,551	260,650
Lummus Technology Holdings V LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.000% 12/31/2029	7.327%	197,843	198,293
McAfee Corp.(b),(o)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.316%	347,368	336,874
Mitchell International, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.577%	286,710	286,251
Nielsen Consumer, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.500% 03/06/2028	7.827%	149,251	149,173
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Peraton Corp.(b),(o)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.177%	248,673	218,909
PointClickCare Technologies, Inc.(b),(o)
Term Loan
6-month Term SOFR + 3.250% 11/03/2031	7.416%	199,499	200,123
Project Boost Purchaser LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.000% 07/16/2031	7.296%	186,449	186,625
Proofpoint, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	7.327%	349,531	349,570
Sophos Holdings SARL(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.941%	55,956	56,138
Sovos Compliance, LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 4.000% 08/13/2029	8.327%	345,565	347,100
Storable, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	7.577%	56,786	56,680
UKG, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.000% 02/10/2031	7.311%	429,289	430,801
Ultra Clean Holdings, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.250% 02/25/2028	7.577%	148,586	148,834
Virtusa Corp.(b),(o)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.577%	192,958	192,861
Total			9,019,299
Transportation Services 0.0%
Apple Bidco LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.827%	145,539	145,163
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Mobility Corp.(b),(o),(p)
Delayed Draw Term Loan
3-month Term SOFR + 3.750% 06/18/2030	7.561%	15,851	15,831
Tranche B Term Loan
3-month Term SOFR + 3.750% 06/18/2030	7.561%	115,710	115,565
Brown Group Holding LLC(b),(o)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.797%	347,379	347,734
First Student Bidco, Inc.(b),(o)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/21/2028	6.796%	189,761	189,761
Tranche C Term Loan
3-month Term SOFR + 2.500% 07/21/2028	6.796%	58,185	58,185
Student Transportation(b),(o),(p)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 06/24/2032	0.050%	3,251	3,255
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/24/2032	7.571%	91,014	91,128
Total			966,622
Wireless 0.0%
Crown Subsea Communications Holding, Inc.(b),(o)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 01/30/2031	8.330%	346,500	348,378
Total Senior Loans (Cost $41,440,261)			41,108,631

Call Option Contracts Purchased 0.4%
Value ($)
(Cost $10,574,111)	10,896,929

Put Option Contracts Purchased 0.1%

(Cost $4,859,188)	2,451,023

Money Market Funds 5.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(r),(s)	140,836,804	140,808,637
Total Money Market Funds (Cost $140,797,688)		140,808,637
Total Investments in Securities (Cost: $3,220,045,486)		3,143,710,851
Other Assets & Liabilities, Net		(338,881,211)
Net Assets		2,804,829,640
At June 30, 2025, securities and/or cash totaling $39,848,335 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	1,464	12/2025	USD	351,323,400	163,112	—
U.S. Treasury 10-Year Note	3,922	09/2025	USD	439,754,250	9,636,039	—
U.S. Treasury 5-Year Note	1,738	09/2025	USD	189,442,000	2,467,829	—
U.S. Treasury 5-Year Note	1,598	09/2025	USD	174,182,000	—	(35,126)
U.S. Treasury Ultra Bond	888	09/2025	USD	105,783,000	3,874,163	—
Total					16,141,143	(35,126)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(1,457)	06/2026	USD	(351,865,500)	—	(489,629)
U.S. Long Bond	(462)	09/2025	USD	(53,346,563)	—	(2,427,575)
U.S. Treasury 2-Year Note	(893)	09/2025	USD	(185,764,930)	—	(702,057)
U.S. Treasury Ultra 10-Year Note	(1,255)	09/2025	USD	(143,403,359)	—	(4,080,862)
Total					—	(7,700,123)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	50,000,000	50,000,000	3.80	09/12/2025	1,062,500	960,970
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	50,000,000	50,000,000	3.80	10/14/2025	1,055,000	1,092,020
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	28,000,000	28,000,000	3.25	08/19/2025	858,200	43,058
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.50	06/05/2026	2,758,500	3,235,005
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	107,348,000	107,348,000	3.50	06/11/2026	1,771,242	2,335,044
30-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	30,891,200	30,891,200	3.80	10/29/2025	1,513,669	833,312
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	50,000,000	50,000,000	3.90	07/02/2025	600,000	1,088,840
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	50,000,000	50,000,000	3.75	05/14/2026	955,000	1,308,680
Total							10,574,111	10,896,929

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	120,000,000	120,000,000	4.05	09/05/2025	948,000	70,116
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	100,000,000	100,000,000	4.00	11/21/2025	896,700	243,410
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	65,000,000	65,000,000	3.50	10/03/2025	763,750	435,364
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	122,290,588	122,290,588	3.50	10/06/2025	1,320,738	826,623
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	100,000,000	100,000,000	3.55	12/29/2025	930,000	875,510
Total							4,859,188	2,451,023

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(323,305,000)	(323,305,000)	3.25	07/29/2025	(1,429,008)	(296,406)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	604,878	(2,500)	656,342	—	—	(53,964)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	9,000,000	1,088,780	(4,500)	2,125,690	—	—	(1,041,410)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	7,800,000	1,352,051	(3,900)	2,015,818	—	—	(667,667)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	3,700,000	447,609	(1,850)	524,114	—	—	(78,355)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	3,245,402	(8,500)	645,206	—	2,591,696	—
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	447,610	(1,850)	115,875	—	329,885	—
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	763,624	(2,000)	217,167	—	544,457	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	7,750,000	1,206,230	(3,875)	1,720,185	—	—	(517,830)
Total							9,156,184	(28,975)	8,020,397	—	3,466,038	(2,359,226)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.340	USD	15,000,000	(1,713,519)	7,500	—	(2,262,049)	556,030	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.340	USD	5,000,000	(571,174)	2,500	—	(752,606)	183,932	—
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	20.675	USD	10,000,000	(1,909,061)	5,000	—	(2,014,212)	110,151	—
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	20.675	USD	10,000,000	(1,909,060)	5,000	—	(1,560,276)	—	(343,784)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	31.405	USD	7,772,860	(1,629,670)	3,887	—	(1,484,213)	—	(141,570)
Total								(7,732,484)	23,887	—	(8,073,356)	850,113	(485,354)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 44	Morgan Stanley	06/20/2030	5.000	Quarterly	3.199	USD	8,000,000	391,407	—	—	391,407	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2025, the total value of these securities amounted to $1,171,363,343, which represents 41.76% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2025.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2025, the total value of these securities amounted to $21,803,850, which represents 0.78% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of June 30, 2025 and is not reflective of the cash flow payments.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2025.

(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2025.

(i)	Represents a security purchased on a when-issued basis.
(j)	Perpetual security with no specified maturity date.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at June 30, 2025:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
07/14/2055 3.000%	(57,000,000)	07/14/2025	(48,619,219)	(49,313,011)

(m)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(n)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(o)
The stated interest rate represents the weighted average interest rate at June 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(p)	Represents a security purchased on a forward commitment basis.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(q)
At June 30, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
AmSpec Parent LLC Delayed Draw Term Loan 12/22/2031 1.000%	20,000
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 3.250%	19,286
MRP Buyer LLC Delayed Draw Term Loan 06/04/2032 7.059%	15,216
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.250%	5,877
USALCO LLC Delayed Draw Term Loan 09/30/2031 1.000%	6,953

(r)	The rate shown is the seven-day current annualized yield at June 30, 2025.
(s)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	126,932,999	545,586,687	(531,721,998)	10,949	140,808,637	(4,271)	2,717,361	140,836,804
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	76,954	—	76,954
Asset-Backed Securities - Non-Agency	—	409,090,057	21,803,850	430,893,907
Commercial Mortgage-Backed Securities - Non-Agency	—	48,878,228	—	48,878,228
Convertible Bonds	—	1,355,143	—	1,355,143
Corporate Bonds & Notes	—	766,065,336	—	766,065,336
Foreign Government Obligations	—	42,764,215	—	42,764,215
Residential Mortgage-Backed Securities - Agency	—	1,252,816,326	—	1,252,816,326
Residential Mortgage-Backed Securities - Non-Agency	—	405,595,522	—	405,595,522
Senior Loans	—	40,473,209	635,422	41,108,631
Call Option Contracts Purchased	—	10,896,929	—	10,896,929
Put Option Contracts Purchased	—	2,451,023	—	2,451,023
Money Market Funds	140,808,637	—	—	140,808,637
Total Investments in Securities	140,808,637	2,980,462,942	22,439,272	3,143,710,851
Forward Sale Commitments	—	(49,313,011)	—	(49,313,011)
Investments in Derivatives
Asset
Futures Contracts	16,141,143	—	—	16,141,143
Swap Contracts	—	4,707,558	—	4,707,558
Liability
Futures Contracts	(7,735,249)	—	—	(7,735,249)
Call Option Contracts Written	—	(296,406)	—	(296,406)
Swap Contracts	—	(2,844,580)	—	(2,844,580)
Total	149,214,531	2,932,716,503	22,439,272	3,104,370,306
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,063,814,499)	$2,989,554,262
Affiliated issuers (cost $140,797,688)	140,808,637
Option contracts purchased (cost $15,433,299)	13,347,952
Cash	86,718
Cash collateral held at broker for:
Swap contracts	150,000
Other(a)	1,130,000
Margin deposits on:
Swap contracts	647,741
Unrealized appreciation on swap contracts	4,316,151
Upfront payments on swap contracts	8,020,397
Receivable for:
Investments sold	4,714,911
Investments sold on a delayed delivery basis	48,815,100
Capital shares sold	169,884
Dividends	443,168
Interest	19,555,274
Foreign tax reclaims	4,785
Variation margin for futures contracts	3,005,107
Variation margin for swap contracts	19,469
Prepaid expenses	8,344
Total assets	3,234,797,900
Liabilities
Option contracts written, at value (premiums received $1,429,008)	296,406
Forward sale commitments, at value (proceeds receivable $48,619,219)	49,313,011
Unrealized depreciation on swap contracts	2,844,580
Upfront receipts on swap contracts	8,073,356
Payable for:
Investments purchased	1,703,330
Investments purchased on a delayed delivery basis	364,966,750
Capital shares redeemed	527,766
Variation margin for futures contracts	1,412,887
Interest on forward sale commitments	61,750
Management services fees	110,373
Distribution and/or service fees	6,452
Service fees	22,125
Compensation of chief compliance officer	314
Compensation of board members	5,372
Other expenses	70,137
Deferred compensation of board members	553,651
Total liabilities	429,968,260
Net assets applicable to outstanding capital stock	$2,804,829,640
Represented by
Paid in capital	3,256,051,064
Total distributable earnings (loss)	(451,221,424)
Total - representing net assets applicable to outstanding capital stock	$2,804,829,640
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Statement of Assets and Liabilities (continued)
June 30, 2025 (Unaudited)
Class 1
Net assets	$2,293,502,993
Shares outstanding	259,667,649
Net asset value per share	$8.83
Class 2
Net assets	$118,888,107
Shares outstanding	13,540,269
Net asset value per share	$8.78
Class 3
Net assets	$392,438,540
Shares outstanding	44,401,095
Net asset value per share	$8.84

(a)	Includes collateral related to option contracts purchased and swap contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Statement of Operations
Six Months Ended June 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$2,717,361
Interest	69,576,387
Interfund lending	3,624
Foreign taxes withheld	(2,465)
Total income	72,294,907
Expenses:
Management services fees	6,665,809
Distribution and/or service fees
Class 2	138,373
Class 3	239,772
Service fees	158,143
Custodian fees	29,486
Printing and postage fees	20,770
Accounting services fees	26,569
Legal fees	26,820
Interest on collateral	215,536
Compensation of chief compliance officer	218
Compensation of board members	22,717
Deferred compensation of board members	(10,459)
Other	27,656
Total expenses	7,561,410
Net investment income	64,733,497
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,597,242)
Investments — affiliated issuers	(4,271)
Foreign currency translations	3,899
Forward foreign currency exchange contracts	(58,069)
Futures contracts	(11,499,269)
Option contracts purchased	(5,854,000)
Swap contracts	7,081,070
Net realized loss	(15,927,882)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	78,484,958
Investments — affiliated issuers	10,949
Forward sale commitments	(2,011,917)
Forward foreign currency exchange contracts	34,923
Futures contracts	34,638,689
Option contracts purchased	4,701,296
Option contracts written	1,132,602
Swap contracts	(5,251,411)
Net change in unrealized appreciation (depreciation)	111,740,089
Net realized and unrealized gain	95,812,207
Net increase in net assets resulting from operations	$160,545,704
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income	$64,733,497	$159,469,386
Net realized loss	(15,927,882)	(37,472,364)
Net change in unrealized appreciation (depreciation)	111,740,089	(41,518,874)
Net increase in net assets resulting from operations	160,545,704	80,478,148
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(142,665,481)
Class 2	—	(4,512,226)
Class 3	—	(18,298,538)
Total distributions to shareholders	—	(165,476,245)
Decrease in net assets from capital stock activity	(166,624,586)	(556,414,530)
Total decrease in net assets	(6,078,882)	(641,412,627)
Net assets at beginning of period	2,810,908,522	3,452,321,149
Net assets at end of period	$2,804,829,640	$2,810,908,522

	Six Months Ended		Year Ended
	June 30, 2025 (Unaudited)		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	631,432	5,389,877	3,558,580	30,232,673
Distributions reinvested	—	—	17,147,293	142,665,481
Shares redeemed	(19,200,647)	(164,802,303)	(87,234,277)	(742,179,333)
Net decrease	(18,569,215)	(159,412,426)	(66,528,404)	(569,281,179)
Class 2
Shares sold	1,722,670	14,745,116	2,762,797	23,380,770
Distributions reinvested	—	—	544,298	4,512,226
Shares redeemed	(976,527)	(8,309,105)	(1,026,997)	(8,652,161)
Net increase	746,143	6,436,011	2,280,098	19,240,835
Class 3
Shares sold	529,331	4,513,066	1,028,655	8,757,055
Distributions reinvested	—	—	2,194,069	18,298,538
Shares redeemed	(2,120,193)	(18,161,237)	(3,933,350)	(33,429,779)
Net decrease	(1,590,862)	(13,648,171)	(710,626)	(6,374,186)
Total net decrease	(19,413,934)	(166,624,586)	(64,958,932)	(556,414,530)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

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Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$8.34	0.20	0.29	0.49	—	—	—
Year Ended 12/31/2024	$8.59	0.40	(0.23)	0.17	(0.42)	—	(0.42)
Year Ended 12/31/2023	$8.27	0.39	0.13	0.52	(0.20)	—	(0.20)
Year Ended 12/31/2022	$10.31	0.31	(2.05)	(1.74)	(0.29)	(0.01)	(0.30)
Year Ended 12/31/2021	$11.53	0.31	(0.32)	(0.01)	(0.38)	(0.83)	(1.21)
Year Ended 12/31/2020	$10.66	0.35	0.98	1.33	(0.33)	(0.13)	(0.46)
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$8.30	0.19	0.29	0.48	—	—	—
Year Ended 12/31/2024	$8.55	0.38	(0.23)	0.15	(0.40)	—	(0.40)
Year Ended 12/31/2023	$8.24	0.37	0.11	0.48	(0.17)	—	(0.17)
Year Ended 12/31/2022	$10.26	0.28	(2.03)	(1.75)	(0.26)	(0.01)	(0.27)
Year Ended 12/31/2021	$11.48	0.28	(0.32)	(0.04)	(0.35)	(0.83)	(1.18)
Year Ended 12/31/2020	$10.62	0.32	0.97	1.29	(0.30)	(0.13)	(0.43)
Class 3
Six Months Ended 6/30/2025 (Unaudited)	$8.35	0.19	0.30	0.49	—	—	—
Year Ended 12/31/2024	$8.60	0.39	(0.23)	0.16	(0.41)	—	(0.41)
Year Ended 12/31/2023	$8.28	0.38	0.13	0.51	(0.19)	—	(0.19)
Year Ended 12/31/2022	$10.32	0.30	(2.05)	(1.75)	(0.28)	(0.01)	(0.29)
Year Ended 12/31/2021	$11.54	0.30	(0.33)	(0.03)	(0.36)	(0.83)	(1.19)
Year Ended 12/31/2020	$10.67	0.34	0.97	1.31	(0.31)	(0.13)	(0.44)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	6/30/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Class 1	0.02%	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%
Class 2	0.02%	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%
Class 3	0.02%	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$8.83	5.88%	0.52% (c)	0.52% (c)	4.69%	109%	$2,293,503
Year Ended 12/31/2024	$8.34	1.97%	0.52% (c)	0.52% (c)	4.70%	212%	$2,320,609
Year Ended 12/31/2023	$8.59	6.34%	0.51% (c)	0.51% (c)	4.74%	248%	$2,960,855
Year Ended 12/31/2022	$8.27	(17.06% )	0.50% (c)	0.50% (c)	3.41%	165%	$2,904,351
Year Ended 12/31/2021	$10.31	(0.24% )	0.49% (c)	0.49% (c)	2.81%	204%	$3,734,781
Year Ended 12/31/2020	$11.53	12.58%	0.49% (c)	0.49% (c)	3.16%	312%	$4,108,990
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$8.78	5.78%	0.77% (c)	0.77% (c)	4.45%	109%	$118,888
Year Ended 12/31/2024	$8.30	1.73%	0.77% (c)	0.77% (c)	4.44%	212%	$106,209
Year Ended 12/31/2023	$8.55	5.96%	0.76% (c)	0.76% (c)	4.52%	248%	$89,892
Year Ended 12/31/2022	$8.24	(17.20% )	0.75% (c)	0.75% (c)	3.17%	165%	$67,593
Year Ended 12/31/2021	$10.26	(0.49% )	0.74% (c)	0.74% (c)	2.56%	204%	$80,859
Year Ended 12/31/2020	$11.48	12.28%	0.74% (c)	0.74% (c)	2.93%	312%	$74,775
Class 3
Six Months Ended 6/30/2025 (Unaudited)	$8.84	5.87%	0.64% (c)	0.64% (c)	4.57%	109%	$392,439
Year Ended 12/31/2024	$8.35	1.85%	0.65% (c)	0.65% (c)	4.58%	212%	$384,090
Year Ended 12/31/2023	$8.60	6.19%	0.63% (c)	0.63% (c)	4.61%	248%	$401,573
Year Ended 12/31/2022	$8.28	(17.17% )	0.62% (c)	0.62% (c)	3.28%	165%	$399,928
Year Ended 12/31/2021	$10.32	(0.35% )	0.61% (c)	0.61% (c)	2.69%	204%	$543,892
Year Ended 12/31/2020	$11.54	12.45%	0.61% (c)	0.61% (c)	3.04%	312%	$597,217
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements
June 30, 2025 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Intermediate Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of ASU 2023-07, Segment Reporting is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates and to manage convexity risk. These
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions or inflation rate swap contracts (together, rate swaps) to hedge the portfolio risk associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods. A rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a notional amount. Certain rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard rate swap is generally the difference between a floating market interest rate or floating rate linked to an inflation index versus a fixed interest rate as applied to the notional amount.
Rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	4,707,558 *
Credit risk	Upfront payments on swap contracts	8,020,397
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	16,141,143 *
Interest rate risk	Investments, at value — Option contracts purchased	13,347,952
Total		42,217,050

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	2,844,580 *
Credit risk	Upfront receipts on swap contracts	8,073,356
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	7,735,249 *
Interest rate risk	Option contracts written, at value	296,406
Total		18,949,591

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	1,206,751	1,206,751
Foreign exchange risk	(58,069)	—	—	—	(58,069)
Interest rate risk	—	(11,499,269)	(5,854,000)	5,874,319	(11,478,950)
Total	(58,069)	(11,499,269)	(5,854,000)	7,081,070	(10,330,268)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	560,989	560,989
Foreign exchange risk	34,923	—	—	—	—	34,923
Interest rate risk	—	34,638,689	4,701,296	1,132,602	(5,812,400)	34,660,187
Total	34,923	34,638,689	4,701,296	1,132,602	(5,251,411)	35,256,099
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,299,638,098
Futures contracts — short	602,432,515
Credit default swap contracts — buy protection	61,578,061
Credit default swap contracts — sell protection	72,480,619

Derivative instrument	Average value ($)
Option contracts purchased	6,828,581
Option contracts written	(141,317)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	—	(4,466)
Interest rate swap contracts	1,560,212	—
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Forward sale commitments
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date are used to satisfy the commitment.
Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements  as well as any related collateral received or pledged by the Fund as of June 30, 2025:
	Citi ($) (a)	Citi ($) (a)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	19,469	19,469
Call option contracts purchased	3,975,142	-	43,058	-	6,878,729	-	10,896,929
Put option contracts purchased	313,526	-	435,364	-	1,702,133	-	2,451,023
OTC credit default swap contracts (c)	-	4,797,850	1,264,076	3,792,813	2,481,809	-	12,336,548
Total assets	4,288,668	4,797,850	1,742,498	3,792,813	11,062,671	19,469	25,703,969
Liabilities
Call option contracts written	296,406	-	-	-	-	-	296,406
OTC credit default swap contracts (c)	-	1,763,041	3,093,010	3,918,272	2,143,613	-	10,917,936
Total liabilities	296,406	1,763,041	3,093,010	3,918,272	2,143,613	-	11,214,342
Total financial and derivative net assets	3,992,262	3,034,809	(1,350,512)	(125,459)	8,919,058	19,469	14,489,627
Total collateral received (pledged) (d)	3,669,500	3,013,000	(1,130,000)	(125,459)	8,151,000	-	13,578,041
Net amount (e)	322,762	21,809	(220,512)	-	768,058	19,469	911,586

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2025 was 0.48% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2025 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2026 (%)
Class 1	0.53
Class 2	0.78
Class 3	0.655
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,218,564,000	82,337,000	(147,965,000)	(65,628,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(225,739,080)	(378,681,641)	(604,420,721)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,307,973,669 and $3,419,376,928, respectively, for the six months ended June 30, 2025, of which $2,786,552,429 and $2,769,205,481, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	3,828,571	4.86	7
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2025, affiliated shareholders of record owned 99.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Intermediate Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Columbia Variable Portfolio – Intermediate Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
SAR7012_12_D01_(08/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 21, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 21, 2025